Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
December 31, 2022	$ 30,603
December 31, 2023	30,558
December 31, 2024	30,508
December 31, 2025	30,368
December 31, 2026	30,257
December 31, 2027 and thereafter	166,021
Total	318,315
Operating lease liabilities, including current portion	243,804	$ 13,153
Discount based on incremental borrowing rate	$ 74,511